Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
NETLease Corporate Real Estate ETF
Shareholder Report [Line Items]
Fund Name	NETLease Corporate Real Estate ETF
Class Name	NETLease Corporate Real Estate ETF
Trading Symbol	NETL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NETLease Corporate Real Estate ETF (NETL) (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://netleaseetf.com/resources/. You can also request this information by contacting us at 1-855-561-5728.
Additional Information Phone Number	1-855-561-5728
Additional Information Website	https://netleaseetf.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NETLease Corporate Real Estate ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Fundamental Income Net Lease Real Estate Index (the “Fund’s Index”), which is designed to track the net lease real estate sector of the U.S. equity market.
The Fund achieved a total return of 16.44% during the fiscal year ended February 28, 2025. This compares to the S&P 500® Index, a broad market index, which increased 18.41% over the same period. For indices focused on the real estate sector, the Fund’s Index increased 17.27% and the Dow Jones U.S. Real Estate Total Return Index increased 14.52% over the same period. The performance of the Fund during the current fiscal year was positively impacted by the stabilization of interest rates and inflation expectations. Leading up to the current fiscal year, the value of net lease REITs were disproportionately negatively impacted by concerns about inflation expectations and rising interest rates than other sectors in real estate due to the predictable nature of the rent from net lease real estate.
For the fiscal year, the top three performers were Gladstone Commercial Corporation, Essential Properties Realty Trust, Inc., and One Liberty Properties, Inc. The three top detractors from Fund performance for the current fiscal year were Innovative Industrial Properties, Inc., FrontView REIT, Inc., and NETSTREIT Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/21/2019)
NETLease Corporate Real Estate ETF NAV	16.44	3.87	4.59
S&P 500 TR	18.41	16.85	15.02
Fundamental Income Net Lease Real Estate TR Index	17.27	4.56	5.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://netleaseetf.com/resources/ for more recent performance information. Visit https://netleaseetf.com/resources/ for more recent performance information.
Net Assets	$ 38,312,791
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 304,303
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$38,312,791
Number of Holdings	23
Net Advisory Fee	$304,303
Portfolio Turnover	15%
30-Day SEC Yield	5.49%
30-Day SEC Yield Unsubsidized	5.49%

Holdings [Text Block]

Top 10 Securities	(%)
WP Carey, Inc.	9.2%
VICI Properties, Inc.	8.2%
Realty Income Corporation	8.1%
NNN REIT, Inc.	7.9%
Agree Realty Corporation	7.9%
EPR Properties	4.8%
Global Net Lease, Inc.	4.4%
STAG Industrial, Inc.	4.0%
Four Corners Property Trust, Inc.	4.0%
Broadstone Net Lease, Inc.	3.9%

Updated Prospectus Web Address	https://netleaseetf.com/resources/